Inventories - Components of Inventories (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Inventory [Line Items]
Aggregate stockpiles	$ 103,216	$ 86,236	$ 88,211
Finished goods		14,840	8,826
Work in process		5,141	1,801
Raw materials		23,865	12,715
Total	$ 174,739	$ 130,082	$ 111,553